Leases - Disclosure of Contractual Maturities of Financial Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cash-flows	SFr 2,464	SFr 3,696
Carrying Amount lease liabilities	2,444	3,652	SFr 4,850
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cash-flows	1,232	1,232
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cash-flows	1,232	1,232
Between 2 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cash-flows	0	1,232
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total contractual cash-flows	SFr 0	SFr 0